Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Granite Point Mortgage Trust Inc. (the “Company”)

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

Goldman Sachs & Co. LLC

Citigroup Global Markets Inc.

Morgan Stanley & Co. LLC

(together the “Specified Parties”)

Re: GPMT 2021-FL3, Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file titled “GPMT 2021-FL3 Tape.xlsx” provided to us on April 21, 2021 (the “Data File”) containing information on 27 collateral interests (the “Collateral Interests”) and the related 32 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral for the issuance of the GPMT 2021-FL3, Ltd. Notes and Preferred Shares (the “Securities”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in April 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform procedures upon and are listed in the Attributes column of Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of attributes in the Data File which were selected by the Company for us to perform recomputation procedures upon and are listed in the Attributes column of Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the calculation methodology listed in the Calculation Methodology column of Attachment B for each of the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate of 0.1085% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on the Collateral Interests and related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, material thresholds, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, material thresholds, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, material thresholds, or information provided to us by the Company, (ii) the physical existence of the Collateral Interests and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the asset backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

2

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
April 21, 2021

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report, Engineering Report
Property State	Appraisal Report, Engineering Report
Property Zip Code	Appraisal Report, USPS Internet Site, Engineering Report
Property County	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll, Borrower Rent Roll
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll
Occupancy %	Underwritten Rent Roll, Borrower Rent Roll, Appraisal
Occupancy Source Date	Underwritten Rent Roll, Borrower Rent Roll, Appraisal
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement, Purchase and Sale Agreement, Payoff Letter, Real Capital Analytics Report
Assumed Loan (Y/N)	Promissory Note, Loan Agreement, Mezzanine Promissory Note, Mezzanine Loan Agreement
Borrower Name	Promissory Note, Loan Agreement, Mezzanine Promissory Note, Mezzanine Loan Agreement
Sponsor	Guaranties, Loan Agreement, Organization Chart
Related Borrower (Y/N)	Loan Agreement, Guaranties, Organization Chart
Commitment Original Balance ($)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Initial Funded Amount ($)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note Mezzanine Loan Agreement
A-1

Attribute	Source Document(s)
Future Funding Trigger / Requirements	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Servicing Report, Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note/Mezzanine Loan Agreement
Note Date	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
First Payment Date	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement, Settlement Statement
Initial Maturity Date	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Fully Extended Maturity Date	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Extension Options	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Extension Options Description	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
1st Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
2nd Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
3rd Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
4th Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
5th Extension Option Description	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
A-2

Attribute	Source Document(s)
First Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
First Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
First Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
First Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Second Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Second Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Second Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Second Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Third Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Third Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Third Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Third Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Fourth Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
A-3

Attribute	Source Document(s)
Fourth Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Fourth Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Fourth Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Fifth Extension Period (Months)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Fifth Extension Fee %	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Fifth Extension Floor	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Fifth Extension Cap	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Exit Fee %	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Exit Fee Balance	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Rate Type	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Index for Floating Rate	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Fully Funded Mortgage Loan Margin %	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Rounding Factor (4)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
A-4

Attribute	Source Document(s)
Time of Rounding (Before Spread, After Spread)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Rounding Direction	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Lookback Period	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
LIBOR Floor %	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Rating Provided by the Company
LIBOR Cap Expiration Date	LIBOR Cap Confirmation
Interest Accrual Basis	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Interest Rate Change	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Interest Rate Change Amount	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Interest Rate Change Trigger	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Grace Period Default (Days)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Grace Period Late (Days)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Grace Period Balloon (Days)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
A-5

Attribute	Source Document(s)
Original Prepayment Provision	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Remaining Prepayment Provision	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Original Yield Maintenance or Minimum Interest Term	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Rate for Prepayment Protection	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Partial Release and/or Prepayment Description	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Amortization Style	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Amort Constant Number of Months	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Amortization Rate	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Amortization Rate Mechanics	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Amortization Constant Basis	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Amortization Rate Basis	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Amortization Type During Initial Term	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
A-6

Attribute	Source Document(s)
Amortization Type During Extensions	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
A-7

Attribute	Source Document(s)
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement, Appraisal Report
Loan Cross Portfolio Name	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties, Loan Agreement, Mezzanine Loan Agreement
Recourse Carveout Guarantor	Guaranties
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease, Appraisal
Ground Lease Initial Expiration Date	Ground Lease
A-8

Attribute	Source Document(s)
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement, Loan Agreement, Mezzanine Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement, Loan Agreement, Mezzanine Loan Agreement
Lockbox Trigger Event	Cash Management Agreement, Loan Agreement, Mezzanine Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Servicer Report, Loan Agreement, Mezzanine Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Servicer Report, Loan Agreement, Mezzanine Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Replacement Reserve (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Replacement Reserve Description	Loan Agreement, Mezzanine Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report, Settlement Statement, Loan Agreement
A-9

Attribute	Source Document(s)
Springing TI/LC Reserve Description	Loan Agreement, Mezzanine Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Servicer Report, Loan Agreement, Mezzanine Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Servicer Report, Loan Agreement, Mezzanine Loan Agreement
Cut-off Other Reserve 3 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 3 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 3 Description	Loan Agreement, Mezzanine Loan Agreement
Cut-off Other Reserve 4 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 4 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 4 Description	Loan Agreement, Mezzanine Loan Agreement
Cut-off Other Reserve 5 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 5 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 5 Description	Loan Agreement, Mezzanine Loan Agreement
Cut-off Other Reserve 6 ($)	Servicer Report, Settlement Statement, Loan Agreement
Other Escrow 6 (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Other (Springing) Escrow Reserve 6 Description	Loan Agreement, Mezzanine Loan Agreement
A-10

Attribute	Source Document(s)
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note, Loan Agreement, Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll
Property Manager	Management Agreement, Assignment of Management Agreement/Operating Agreement, Loan Agreement, Mezzanine Loan Agreement
TIC (Y/N)	Promissory Note, Loan Agreement, Deed of Trust
Max Number of TICs	Tenant-in-Common Agreement, Loan Agreement, Mezzanine Loan Agreement
Single Purpose Borrower (Y/N)	Promissory Note, Loan Agreement, Mezzanine Loan Agreement, Deed of Trust
Independent Director (Y/N)	Promissory Note, Loan Agreement, Mezzanine Loan Agreement, Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Post Closing Agreement
DST (Y/N)	Promissory Note, Loan Agreement, Mezzanine Loan Agreement, Deed of Trust
IDOT (Y/N)	Promissory Note, Loan Agreement, Mezzanine Loan Agreement, Deed of Trust
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
A-11

Attribute	Source Document(s)
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
Senior Debt Amount	Senior Loan Agreement, Promissory Note
Senior Debt Holder	Senior Loan Agreement, Promissory Note
Senior Debt Rate	Senior Loan Agreement, Promissory Note
Floor	Senior Loan Agreement, Promissory Note
Maturity	Senior Loan Agreement, Promissory Note
Amort	Senior Loan Agreement, Promissory Note
In-place Senior Debt Service	Senior Loan Agreement, Promissory Note
As Stabilized Senior Debt Service	Senior Loan Agreement, Promissory Note
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Loan Agreement, Mezzanine Loan Agreement
Permitted Future Debt (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Type	Loan Agreement, Mezzanine Loan Agreement
Subordinate Debt (Y/N)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Subordinate Debt Type (B-Note/Mezz)	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
Subordinate Debt Interest Rate	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
A-12

Attribute	Source Document(s)
Subordinate Debt Fixed Amortization	Promissory Note, Loan Agreement, Deed of Trust, Mezzanine Promissory Note, Mezzanine Loan Agreement
A-13

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (P&I)	Annual Debt Service Payment sourced from Amortization Schedule Provided by the Company
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Cut-off Date Contributed Balance.
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan % of Cut-off Date Contributed Balance	Cut-off Date Contributed Balance divided by aggregate Cut-off Date Contributed Balance of all Collateral Interests.
Mortgage Loan Balloon Payment ($)	For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only, Balloon,” the amount equal to the Commitment Original Balance ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.
Initial Loan Term (Original)	Number of payments between and including the First Payment Date and the Initial Maturity Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
B-1

Attribute	Calculation Methodology
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
First Extension Fee ($)	Commitment Original Balance ($) multiplied by First Extension Fee %.
Second Extension Fee ($)	Commitment Original Balance ($) multiplied by Second Extension Fee %.
Third Extension Fee ($)	Commitment Original Balance ($) multiplied by Third Extension Fee %.
Fourth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fourth Extension Fee %.
Fifth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fifth Extension Fee %.
Exit Fee ($)	Commitment Original Balance ($) multiplied by Exit Fee %.
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %.
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %.
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap.
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by Cut-off Date Total Debt Balance
IO Number of Months through Initial Term	Number of payments between and including the First Payment Date and the Initial Maturity Date.
IO Number of Months through Fully Extended Loan Term	For all Collateral Interests for which Amortization Type During Initial Term and Amortization Type During Extensions is “Interest Only, Balloon,” number of payments between and including the First Payment Date and the Fully Extended Maturity Date. For all Collateral Interests for which Amortization Type During Initial Term is “Interest Only, Balloon” and Amortization Type During Extensions is “Interest Only, Amortizing Balloon,” number of payments between and including the First Payment Date and the amortization commencement date as sourced from the Loan Agreement.
B-2

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value or Adjusted As-is Value, if applicable.
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by the product of Mortgage Loan Cut-off Date Balance ($), Interest Accrual Basis and Fully Funded Mortgage Loan Rate.
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by the product of Mortgage Loan Cut-off Date Balance ($), Interest Accrual Basis and Fully Funded Mortgage Loan Rate %.
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by the product of Mortgage Loan Cut-off Date Balance ($), Interest Accrual Basis and Fully Funded Mortgage Loan Rate %.
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by the product of Mortgage Loan Cut-off Date Balance ($), Interest Accrual Basis and Fully Funded Mortgage Loan Rate %.
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Mortgage Loan Balloon Payment ($), Interest Accrual Basis and Fully Funded Mortgage Loan Rate %.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Mortgage Loan Balloon Payment ($), Interest Accrual Basis and Fully Funded Mortgage Loan Rate %.

B-3

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Mortgage Loan Balloon Payment ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Mortgage Loan Balloon Payment ($).
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Mortgage Loan Balloon Payment ($), Interest Accrual Basis and Fully Funded Mortgage Loan Rate %.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Mortgage Loan Balloon Payment ($), Interest Accrual Basis and Fully Funded Mortgage Loan Rate %.
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Mortgage Loan Balloon Payment ($).
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Mortgage Loan Balloon Payment ($).
Cut-off Date Total Debt Balance	Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Bal ($).
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value or Adjusted As-is Value, if applicable.
Cut-off Date Total Debt Ann Debt Service ($)	The product of Mortgage Loan Cut-off Date Balance ($), Interest Accrual Basis and Fully Funded Mortgage Loan Rate %, plus the product of Cut-off Date Subordinate Debt/Mezz Loan Bal ($), Interest Accrual Basis and the interest rate of the subordinate debt / mezzanine loan as sourced from the Mezzanine Loan Agreement.
B-4

Attribute	Calculation Methodology
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).
B-5

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared Attribute(s) or Recomputed Attribute(s):
Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
516-530 West 25th St, 180 West, 425 East Colorado, Huntington Center, 20 Maguire, 1115 46th Avenue	Sponsor	Provided by the Company
Mid Main, Indigo Nashville	Commitment Original Balance ($)	Provided by the Company
SunTrust Center, Indigo Nashville	Initial Funded Amount ($)	Provided by the Company
SunTrust Center	Future Funding Trigger / Requirements	Provided by the Company
Times Square West, Des Plaines, 516-530 West 25th St, Indigo Nashville, 5250 Lankershim Plaza, 180 West, 555 West 25th Street, View at Kessler, Cornerstone Corporate, 44 West Flagler, Commonwealth Building, 425 East Colorado, 1115 46th Avenue, The East Sider, Box Factory, The Rowan	Mortgage Loan Underwritten NOI DSCR	Provided by the Company
Times Square West, Des Plaines, 516-530 West 25th St, Indigo Nashville, 5250 Lankershim Plaza, 180 West, 555 West 25th Street, View at Kessler, Cornerstone Corporate, 44 West Flagler, Commonwealth Building, 425 East Colorado, 1115 46th Avenue, The East Sider, Box Factory, The Rowan	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Des Plaines, 516-530 West 25th St, View at Kessler	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Provided by the Company
Des Plaines, 516-530 West 25th St, View at Kessler	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Provided by the Company
C-1

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Times Square West, Des Plaines, 516-530 West 25th St, Indigo Nashville, 5250 Lankershim Plaza, 180 West, 555 West 25th Street, View at Kessler, Cornerstone Corporate, 44 West Flagler, Commonwealth Building, 425 East Colorado, 1115 46th Avenue, The East Sider, Box Factory, The Rowan	Cut-off Date Total Debt UW NCF DSCR	Provided by the Company

C-2